Cover Page	May 12, 2022
Document Information [Line Items]
Document Type	8-K
Document Period End Date	May 12, 2022
Entity Registrant Name	PROGRESS SOFTWARE CORP /MA
Entity Incorporation, State or Country Code	DE
Entity File Number	0-19417
Entity Tax Identification Number	04-2746201
Entity Address, Address Line One	15 Wayside Road, Suite 400
Entity Address, City or Town	Burlington
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01803
City Area Code	781
Local Phone Number	280-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	PRGS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000876167
Amendment Flag	false
Former Address
Document Information [Line Items]
Entity Address, Address Line One	14 Oak Park
Entity Address, City or Town	Bedford
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01730